SHAREHOLDERS' EQUITY - Schedule of Stock Options Activity (Details) - Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, outstanding at the beginning of the period | shares	3,110,938
Number of options, granted | shares	952,500
Number of options, exercised | shares	(626,871)
Number of options, forfeited | shares	(146,405)
Number of options, outstanding at the end of the period | shares	3,290,162
Number of options, exercisable | shares	1,302,349
Weighted average exercise price, outstanding at the beginning of the period | $ / shares	$ 2.76
Weighted average exercise price, granted | $ / shares	5.18
Weighted average exercise price, exercised | $ / shares	2.01
Weighted average exercise price, forfeited | $ / shares	3.57
Weighted average exercise price, outstanding at the end of the period | $ / shares	3.57
Weighted average exercise price, exercisable | $ / shares	$ 2.79
Weighted average remaining contractual term, outstanding at the beginning of the period	8 years 2 months 23 days
Weighted average remaining contractual term, outstanding at the end of the period	7 years 10 months 28 days
Weighted average remaining contractual term, exercisable	7 years 18 days
Aggregate intrinsic value price, outstanding at the beginning of the period | $	$ 7,579
Aggregate intrinsic value price, outstanding at the end of the period | $	8,768
Aggregate intrinsic value price, exercisable | $	$ 19,726